THE ALGER PORTFOLIOS Alger Capital Appreciation Portfolio Alger Large Cap Growth Portfolio Alger Growth & Income Portfolio Alger Mid Cap Growth Portfolio Alger Weatherbie Specialized Growth Portfolio Alger Small Cap Growth Portfolio Alger Balanced Portfolio QUARTERLY REPORT SEPTEMBER 30, 2023 (UNAUDITED)

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited)

COMMON STOCKS—97.7%	SHARES	VALUE
ADVERTISING—0.8%
The Trade Desk, Inc., Cl. A*	39,228	$3,065,668
AEROSPACE & DEFENSE—2.9%
HEICO Corp., Cl. A	28,008	3,619,194
TransDigm Group, Inc.*	9,246	7,795,580
		11,414,774
APPLICATION SOFTWARE—3.9%
Adobe, Inc.*	14,092	7,185,511
Cadence Design Systems, Inc.*	12,505	2,929,922
Datadog, Inc., Cl. A*	17,334	1,578,954
Intuit, Inc.	6,711	3,428,918
		15,123,305
AUTOMOBILE MANUFACTURERS—2.4%
Tesla, Inc.*	36,472	9,126,024
AUTOMOTIVE PARTS & EQUIPMENT—0.5%
Mobileye Global, Inc., Cl. A*	46,449	1,929,956
BIOTECHNOLOGY—3.6%
Natera, Inc.*	126,378	5,592,227
Regeneron Pharmaceuticals, Inc.*	2,646	2,177,552
Vaxcyte, Inc.*	66,356	3,382,829
Vertex Pharmaceuticals, Inc.*	7,850	2,729,759
		13,882,367
BROADLINE RETAIL—8.1%
Amazon.com, Inc.*	191,982	24,404,752
MercadoLibre, Inc.*	5,640	7,150,843
		31,555,595
CARGO GROUND TRANSPORTATION—0.4%
Old Dominion Freight Line, Inc.	3,925	1,605,875
CASINOS & GAMING—1.9%
DraftKings, Inc., Cl. A*	80,964	2,383,580
Flutter Entertainment PLC*	14,834	2,419,991
Las Vegas Sands Corp.*	28,349	1,299,518
MGM Resorts International	30,046	1,104,491
		7,207,580
CONSTRUCTION & ENGINEERING—0.5%
Quanta Services, Inc.	10,516	1,967,228
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.6%
Wabtec Corp.	20,283	2,155,474
CONSTRUCTION MATERIALS—1.3%
Martin Marietta Materials, Inc.	12,318	5,056,293
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Eaton Corp. PLC	6,167	1,315,298
Vertiv Holdings Co., Cl. A	20,709	770,375
		2,085,673
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
GFL Environmental, Inc.	136,971	4,350,199

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.7% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.2%
CME Group, Inc., Cl. A	13,408	$2,684,550
S&P Global, Inc.	15,911	5,814,038
		8,498,588
HEALTHCARE DISTRIBUTORS—1.2%
McKesson Corp.	10,697	4,651,591
HEALTHCARE EQUIPMENT—3.0%
Boston Scientific Corp.*	111,711	5,898,341
Dexcom, Inc.*	26,331	2,456,682
Intuitive Surgical, Inc.*	12,157	3,553,369
		11,908,392
HEALTHCARE FACILITIES—0.9%
Acadia Healthcare Co., Inc.*	50,227	3,531,460
HOTELS RESORTS & CRUISE LINES—1.4%
Booking Holdings, Inc.*	601	1,853,454
Trip.com Group Ltd.#,*	97,855	3,421,989
		5,275,443
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	7,313	2,072,504
INTERACTIVE MEDIA & SERVICES—11.4%
Alphabet, Inc., Cl. C*	154,393	20,356,717
Meta Platforms, Inc., Cl. A*	69,243	20,787,441
Pinterest, Inc., Cl. A*	116,452	3,147,698
		44,291,856
INTERNET SERVICES & INFRASTRUCTURE—0.5%
MongoDB, Inc., Cl. A*	5,245	1,814,036
LIFE SCIENCES TOOLS & SERVICES—0.8%
Danaher Corp.	13,192	3,272,935
MANAGED HEALTHCARE—2.2%
Humana, Inc.	8,745	4,254,617
UnitedHealth Group, Inc.	8,481	4,276,035
		8,530,652
MOVIES & ENTERTAINMENT—1.8%
Liberty Media Corp. Series C Liberty Formula One*	37,179	2,316,252
Netflix, Inc.*	12,346	4,661,849
		6,978,101
OIL & GAS EQUIPMENT & SERVICES—1.3%
Schlumberger NV	87,047	5,074,840
OIL & GAS EXPLORATION & PRODUCTION—1.6%
Diamondback Energy, Inc.	17,658	2,734,871
Pioneer Natural Resources Co.	14,810	3,399,636
		6,134,507
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy, Inc.	13,942	2,313,814
PASSENGER GROUND TRANSPORTATION—0.6%
Uber Technologies, Inc.*	51,506	2,368,761

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.7% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—1.7%
AstraZeneca PLC#	36,778	$2,490,606
Eli Lilly & Co.	7,980	4,286,298
		6,776,904
SEMICONDUCTORS—11.7%
Advanced Micro Devices, Inc.*	16,240	1,669,797
Broadcom, Inc.	1,914	1,589,730
Marvell Technology, Inc.	128,139	6,936,164
NVIDIA Corp.	70,346	30,599,807
Taiwan Semiconductor Manufacturing Co., Ltd.#	53,706	4,667,051
		45,462,549
SPECIALTY CHEMICALS—0.6%
Albemarle Corp.	14,594	2,481,564
SYSTEMS SOFTWARE—14.9%
Microsoft Corp.	162,146	51,197,599
Oracle Corp.	16,441	1,741,431
Palo Alto Networks, Inc.*	4,206	986,055
ServiceNow, Inc.*	6,887	3,849,557
		57,774,642
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.7%
Apple, Inc.	151,629	25,960,401
TRANSACTION & PAYMENT PROCESSING SERVICES—3.6%
Toast, Inc., Cl. A*	91,902	1,721,324
Visa, Inc., Cl. A	53,980	12,415,940
		14,137,264
TOTAL COMMON STOCKS
(Cost $250,779,672)		379,836,815
PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	6,689	252,242
(Cost $462,008)		252,242
SPECIAL PURPOSE VEHICLE—0.1%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		437,361
(Cost $475,000)		437,361
Total Investments
(Cost $251,716,680)	97.9%	$380,526,418
Affiliated Securities (Cost $475,000)		437,361
Unaffiliated Securities (Cost $251,241,680)		380,089,057
Other Assets in Excess of Liabilities	2.1%	8,063,782
NET ASSETS	100.0%	$388,590,200

#	American Depositary Receipts.
*	Non-income producing security.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2023
Chime Financial, Inc., Series G	8/24/21	$462,008	0.07%	$252,242	0.07%
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	475,000	0.08%	437,361	0.11%
Total				$689,603	0.18%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited)

COMMON STOCKS—94.1%	SHARES	VALUE
AEROSPACE & DEFENSE—5.9%
HEICO Corp.	72,385	$11,721,303
TransDigm Group, Inc.*	4,672	3,939,103
		15,660,406
APPLICATION SOFTWARE—3.0%
Adobe, Inc.*	7,080	3,610,092
Datadog, Inc., Cl. A*	47,478	4,324,771
		7,934,863
AUTOMOBILE MANUFACTURERS—4.8%
Rivian Automotive, Inc., Cl. A*	192,547	4,675,041
Tesla, Inc.*	32,170	8,049,578
		12,724,619
BIOTECHNOLOGY—4.3%
Amgen, Inc.	9,719	2,612,079
Natera, Inc.*	92,565	4,096,001
Regeneron Pharmaceuticals, Inc.*	3,164	2,603,845
Vertex Pharmaceuticals, Inc.*	6,211	2,159,813
		11,471,738
BROADLINE RETAIL—10.3%
Amazon.com, Inc.*	135,613	17,239,124
MercadoLibre, Inc.*	8,034	10,186,148
		27,425,272
CASINOS & GAMING—0.8%
MGM Resorts International	55,437	2,037,864
CONSTRUCTION MATERIALS—0.9%
Martin Marietta Materials, Inc.	6,070	2,491,614
DIVERSIFIED BANKS—1.8%
JPMorgan Chase & Co.	32,427	4,702,563
DIVERSIFIED SUPPORT SERVICES—0.7%
Cintas Corp.	3,758	1,807,636
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Generac Holdings, Inc.*	16,942	1,846,000
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
Teledyne Technologies, Inc.*	6,619	2,704,391
FOOTWEAR—0.6%
NIKE, Inc., Cl. B	17,150	1,639,883
HEALTHCARE DISTRIBUTORS—1.1%
McKesson Corp.	6,673	2,901,754
HEALTHCARE EQUIPMENT—2.6%
Boston Scientific Corp.*	59,102	3,120,585
IDEXX Laboratories, Inc.*	3,319	1,451,299
Intuitive Surgical, Inc.*	3,337	975,372
Stryker Corp.	4,788	1,308,417
		6,855,673
HEALTHCARE SUPPLIES—0.6%
Alcon, Inc.	20,709	1,598,061

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
HEALTHCARE TECHNOLOGY—1.4%
Veeva Systems, Inc., Cl. A*	18,052	$3,672,679
HOTELS RESORTS & CRUISE LINES—1.7%
Trip.com Group Ltd.#,*	127,917	4,473,257
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.5%
Paycom Software, Inc.	15,084	3,910,829
INTEGRATED OIL & GAS—1.1%
Occidental Petroleum Corp.	46,723	3,031,388
INTERACTIVE MEDIA & SERVICES—4.7%
Alphabet, Inc., Cl. C*	56,994	7,514,659
Meta Platforms, Inc., Cl. A*	16,494	4,951,664
		12,466,323
INTERNET SERVICES & INFRASTRUCTURE—1.9%
Shopify, Inc., Cl. A*	91,795	5,009,253
LIFE SCIENCES TOOLS & SERVICES—1.8%
Danaher Corp.	14,384	3,568,670
West Pharmaceutical Services, Inc.	3,432	1,287,721
		4,856,391
MANAGED HEALTHCARE—1.5%
UnitedHealth Group, Inc.	7,711	3,887,809
MOVIES & ENTERTAINMENT—3.4%
Live Nation Entertainment, Inc.*	14,656	1,217,034
Netflix, Inc.*	20,818	7,860,877
		9,077,911
OIL & GAS EQUIPMENT & SERVICES—2.0%
Schlumberger NV	91,709	5,346,635
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Pioneer Natural Resources Co.	13,124	3,012,614
PASSENGER GROUND TRANSPORTATION—1.9%
Uber Technologies, Inc.*	110,103	5,063,637
PHARMACEUTICALS—1.7%
AstraZeneca PLC#	19,283	1,305,845
Eli Lilly & Co.	2,310	1,240,770
Sanofi	17,933	1,925,652
		4,472,267
REAL ESTATE SERVICES—2.2%
CoStar Group, Inc.*	44,205	3,398,922
FirstService Corp.	16,151	2,350,617
		5,749,539
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.1%
Lam Research Corp.	3,868	2,424,346
SolarEdge Technologies, Inc.*	25,142	3,256,141
		5,680,487

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—7.7%
Advanced Micro Devices, Inc.*	79,505	$8,174,704
NVIDIA Corp.	28,506	12,399,825
		20,574,529
SYSTEMS SOFTWARE—8.5%
Microsoft Corp.	72,045	22,748,209
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.2%
Apple, Inc.	96,276	16,483,414
TRANSACTION & PAYMENT PROCESSING SERVICES—2.6%
Visa, Inc., Cl. A	30,564	7,030,026
TOTAL COMMON STOCKS
(Cost $212,424,131)		250,349,534
EXCHANGE TRADED FUNDS—1.9%	SHARES	VALUE
EXCHANGE TRADED FUNDS—1.9%
Alger 35 ETF(a)	355,688	5,157,476
(Cost $6,841,858)
MUTUAL FUNDS—2.1%	SHARES	VALUE
MUTUAL FUNDS—2.1%
Alger 35 Fund, Cl. Z(a)	559,471	5,521,982
(Cost $7,604,417)
SPECIAL PURPOSE VEHICLE—0.7%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		1,749,444
(Cost $1,900,000)		1,749,444
Total Investments
(Cost $228,770,406)	98.8%	$262,778,436
Affiliated Securities (Cost $16,346,275)		12,428,902
Unaffiliated Securities (Cost $212,424,131)		250,349,534
Other Assets in Excess of Liabilities	1.2%	3,168,999
NET ASSETS	100.0%	$265,947,435

(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
*	Non-income producing security.
#	American Depositary Receipts.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2023
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	$1,900,000	0.51%	$1,749,444	0.66%
Total				$1,749,444	0.66%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited)

COMMON STOCKS—95.8%	SHARES	VALUE
AEROSPACE & DEFENSE—1.5%
General Dynamics Corp.	575	$127,058
RTX Corp.	2,312	166,394
TransDigm Group, Inc.*	270	227,645
		521,097
APPLICATION SOFTWARE—1.1%
Adobe, Inc.*	761	388,034
ASSET MANAGEMENT & CUSTODY BANKS—3.0%
BlackRock, Inc., Cl. A	786	508,141
Blackstone, Inc.	3,822	409,489
The Carlyle Group, Inc.	3,791	114,337
		1,031,967
BIOTECHNOLOGY—3.3%
AbbVie, Inc.	5,196	774,516
Amgen, Inc.	747	200,764
Gilead Sciences, Inc.	2,077	155,650
		1,130,930
BROADLINE RETAIL—2.3%
Amazon.com, Inc.*	6,352	807,466
BUILDING PRODUCTS—0.5%
Johnson Controls International PLC	3,145	167,345
CABLE & SATELLITE—1.2%
Comcast Corp., Cl. A	9,574	424,511
COMMODITY CHEMICALS—0.3%
Dow, Inc.	2,062	106,317
COMMUNICATIONS EQUIPMENT—1.1%
Cisco Systems, Inc.	7,217	387,986
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	1,593	167,584
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
Walmart, Inc.	1,946	311,224
COPPER—0.6%
Southern Copper Corp.	2,680	201,777
DIVERSIFIED BANKS—4.1%
Bank of America Corp.	13,503	369,712
JPMorgan Chase & Co.	7,126	1,033,413
		1,403,125
ELECTRIC UTILITIES—0.6%
NextEra Energy, Inc.	3,539	202,749
ELECTRICAL COMPONENTS & EQUIPMENT—1.8%
Eaton Corp. PLC	2,902	618,939
FINANCIAL EXCHANGES & DATA—1.1%
CME Group, Inc., Cl. A	1,866	373,610
FOOD DISTRIBUTORS—0.5%
Sysco Corp.	2,695	178,005

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.8% (CONT.)	SHARES	VALUE
GOLD—0.3%
Newmont Corp.	2,823	$104,310
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	2,190	190,136
HEALTHCARE EQUIPMENT—0.6%
Medtronic PLC	2,707	212,121
HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	2,864	865,386
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	3,780	551,351
INDUSTRIAL CONGLOMERATES—1.8%
Honeywell International, Inc.	3,352	619,248
INDUSTRIAL GASES—1.2%
Air Products & Chemicals, Inc.	1,426	404,128
INTEGRATED OIL & GAS—4.5%
Chevron Corp.	3,993	673,300
Exxon Mobil Corp.	4,771	560,974
TotalEnergies SE#	4,622	303,943
		1,538,217
INTEGRATED TELECOMMUNICATION SERVICES—0.8%
Verizon Communications, Inc.	8,909	288,741
INTERACTIVE MEDIA & SERVICES—7.7%
Alphabet, Inc., Cl. A*	9,319	1,219,484
Alphabet, Inc., Cl. C*	7,396	975,163
Meta Platforms, Inc., Cl. A*	1,488	446,712
		2,641,359
INVESTMENT BANKING & BROKERAGE—2.2%
Morgan Stanley	9,310	760,348
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	745	165,308
MANAGED HEALTHCARE—3.1%
UnitedHealth Group, Inc.	2,092	1,054,765
MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	2,413	171,106
MULTI-UTILITIES—1.1%
Consolidated Edison, Inc.	2,203	188,423
Sempra Energy	2,938	199,872
		388,295
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Pioneer Natural Resources Co.	838	192,363
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	2,482	157,433
PERSONAL CARE PRODUCTS—0.2%
Kenvue, Inc.	4,100	82,328

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.8% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—6.5%
AstraZeneca PLC#	4,694	$317,878
Bristol-Myers Squibb Co.	2,791	161,990
Eli Lilly & Co.	950	510,273
GSK PLC#	3,145	114,006
Johnson & Johnson	3,259	507,589
Merck & Co., Inc.	2,454	252,639
Novartis AG#	1,701	173,264
Pfizer, Inc.	6,356	210,829
		2,248,468
RAIL TRANSPORTATION—0.7%
Union Pacific Corp.	1,121	228,269
RESTAURANTS—1.5%
McDonald’s Corp.	1,094	288,203
Starbucks Corp.	2,588	236,207
		524,410
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.0%
KLA Corp.	2,247	1,030,609
SEMICONDUCTORS—5.5%
Broadcom, Inc.	1,421	1,180,254
QUALCOMM, Inc.	4,236	470,450
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,795	242,886
		1,893,590
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.7%
PepsiCo, Inc.	3,203	542,716
The Coca-Cola Co.	7,129	399,082
		941,798
SYSTEMS SOFTWARE—10.1%
Microsoft Corp.	10,277	3,244,963
Oracle Corp.	2,233	236,519
		3,481,482
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.5%
Apple, Inc.	17,110	2,929,403
TOBACCO—1.1%
Altria Group, Inc.	5,257	221,057
Philip Morris International, Inc.	1,906	176,457
		397,514
TRANSACTION & PAYMENT PROCESSING SERVICES—1.6%
Visa, Inc., Cl. A	2,403	552,714
TOTAL COMMON STOCKS
(Cost $12,675,297)		33,037,866
MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.7%
Cheniere Energy Partners LP	4,055	219,741
(Cost $134,201)		219,741

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—3.5%	SHARES	VALUE
HEALTHCARE—0.7%
Welltower, Inc.	2,809	$230,113
INDUSTRIAL—0.4%
Prologis, Inc.	1,199	134,540
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	7,795	169,541
RETAIL—0.7%
Simon Property Group, Inc.	2,280	246,309
SPECIALIZED—0.5%
Lamar Advertising Co., Cl. A	2,090	174,452
TELECOM TOWER—0.7%
Crown Castle Inc.	2,841	261,457
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,119,098)		1,216,412
Total Investments
(Cost $13,928,596)	100.0%	$34,474,019
Unaffiliated Securities (Cost $13,928,596)		34,474,019
Other Assets in Excess of Liabilities	0.0%	5,585
NET ASSETS	100.0%	$34,479,604

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited)

COMMON STOCKS—94.7%	SHARES	VALUE
ADVERTISING—2.3%
The Trade Desk, Inc., Cl. A*	36,754	$2,872,325
AEROSPACE & DEFENSE—4.5%
HEICO Corp.	16,385	2,653,223
TransDigm Group, Inc.*	3,476	2,930,720
		5,583,943
APPLICATION SOFTWARE—12.6%
Bill.com Holdings, Inc.*	8,566	930,011
Cadence Design Systems, Inc.*	8,591	2,012,871
Constellation Software, Inc.	1,641	3,388,049
Datadog, Inc., Cl. A*	24,280	2,211,665
Guidewire Software, Inc.*	22,039	1,983,510
Manhattan Associates, Inc.*	9,340	1,846,145
Procore Technologies, Inc.*	20,434	1,334,749
The Descartes Systems Group, Inc.*	24,413	1,791,946
		15,498,946
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Ares Management Corp., Cl. A	24,035	2,472,480
AUTOMOTIVE PARTS & EQUIPMENT—0.9%
Mobileye Global, Inc., Cl. A*	27,413	1,139,010
AUTOMOTIVE RETAIL—1.6%
AutoZone, Inc.*	796	2,021,832
BIOTECHNOLOGY—2.4%
Natera, Inc.*	46,526	2,058,776
Vaxcyte, Inc.*	17,030	868,189
		2,926,965
BUILDING PRODUCTS—0.7%
Trex Co., Inc.*	14,177	873,728
CARGO GROUND TRANSPORTATION—2.3%
Old Dominion Freight Line, Inc.	6,969	2,851,297
CONSTRUCTION & ENGINEERING—1.6%
WillScot Mobile Mini Holdings Corp.*	47,420	1,972,198
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.5%
Wabtec Corp.	17,082	1,815,304
CONSTRUCTION MATERIALS—1.9%
Martin Marietta Materials, Inc.	5,803	2,382,015
CONSUMER STAPLES MERCHANDISE RETAI—1.4%
BJ’s Wholesale Club Holdings, Inc.*	23,481	1,675,839
ELECTRONIC COMPONENTS—2.2%
Amphenol Corp., Cl. A	32,179	2,702,714
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.2%
Novanta, Inc.*	10,651	1,527,779
ENVIRONMENTAL & FACILITIES SERVICES—3.3%
GFL Environmental, Inc.	129,431	4,110,729
FINANCIAL EXCHANGES & DATA—2.7%
MSCI, Inc., Cl. A	6,483	3,326,298

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.7% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—5.4%
Dexcom, Inc.*	20,405	$1,903,786
IDEXX Laboratories, Inc.*	6,096	2,665,598
Insulet Corp.*	5,287	843,224
Teleflex, Inc.	6,377	1,252,507
		6,665,115
HEALTHCARE FACILITIES—1.6%
Acadia Healthcare Co., Inc.*	27,756	1,951,524
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	10,497	2,135,615
HOME IMPROVEMENT RETAIL—1.7%
Floor & Decor Holdings, Inc., Cl. A*	22,670	2,051,635
HOMEBUILDING—1.0%
NVR, Inc.*	214	1,276,146
HOTELS RESORTS & CRUISE LINES—1.9%
Hilton Worldwide Holdings, Inc.	15,223	2,286,190
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.4%
Paycom Software, Inc.	6,552	1,698,737
INSURANCE BROKERS—1.5%
Ryan Specialty Holdings, Inc., Cl. A*	38,563	1,866,449
INTERACTIVE MEDIA & SERVICES—1.4%
Pinterest, Inc., Cl. A*	61,410	1,659,912
INTERNET SERVICES & INFRASTRUCTURE—1.6%
MongoDB, Inc., Cl. A*	5,766	1,994,229
IT CONSULTING & OTHER SERVICES—1.9%
Globant SA*	11,788	2,332,256
LIFE SCIENCES TOOLS & SERVICES—6.2%
Mettler-Toledo International, Inc.*	1,324	1,467,085
Repligen Corp.*	16,619	2,642,587
West Pharmaceutical Services, Inc.	9,249	3,470,317
		7,579,989
MOVIES & ENTERTAINMENT—1.3%
Liberty Media Corp. Series C Liberty Formula One*	25,503	1,588,837
OIL & GAS EXPLORATION & PRODUCTION—3.2%
Diamondback Energy, Inc.	25,304	3,919,084
OTHER SPECIALTY RETAIL—0.4%
Five Below, Inc.*	3,161	508,605
PROPERTY & CASUALTY INSURANCE—1.6%
Intact Financial Corp.	13,028	1,899,499
REAL ESTATE SERVICES—4.9%
CoStar Group, Inc.*	28,661	2,203,744
FirstService Corp.	26,560	3,865,543
		6,069,287

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—94.7% (CONT.)	SHARES	VALUE
RESEARCH & CONSULTING SERVICES—2.2%
TransUnion	21,290	$1,528,409
Verisk Analytics, Inc., Cl. A	5,040	1,190,650
		2,719,059
RESTAURANTS—3.5%
Chipotle Mexican Grill, Inc., Cl. A*	1,112	2,036,995
Domino’s Pizza, Inc.	5,808	2,200,012
		4,237,007
SEMICONDUCTORS—5.2%
Lattice Semiconductor Corp.*	14,524	1,248,047
Marvell Technology, Inc.	50,702	2,744,499
ON Semiconductor Corp.*	25,626	2,381,937
		6,374,483
TOTAL COMMON STOCKS
(Cost $106,539,287)		116,567,060
EXCHANGE TRADED FUNDS—3.2%	SHARES	VALUE
EXCHANGE TRADED FUNDS—3.2%
Alger Mid Cap 40 ETF*,(a)	319,554	3,873,218
(Cost $6,418,069)		3,873,218
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	170,419	–
(Cost $766,885)		–
WARRANTS—0.0%	SHARES	VALUE
APPLICATION SOFTWARE—0.0%
Constellation Software, Inc., 3/31/40*,(b)	1,318	–
(Cost $0)		–
RIGHTS—0.3%	SHARES	VALUE
BIOTECHNOLOGY—0.3%
Tolero CDR*,@,(b),(c)	425,098	297,569
(Cost $227,341)		297,569
SPECIAL PURPOSE VEHICLE—0.9%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		805,665
Crosslink Ventures Capital C, LLC, Cl. B*,@,(a),(b)		299,247
		1,104,912
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,200,000)		1,104,912
Total Investments
(Cost $115,151,582)	99.1%	$121,842,759
Affiliated Securities (Cost $8,384,954)		4,978,130
Unaffiliated Securities (Cost $106,766,628)		116,864,629
Other Assets in Excess of Liabilities	0.9%	1,150,363
NET ASSETS	100.0%	$122,993,122

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

*	Non-income producing security.
(a)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(c)	Contingent Deferred Rights.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2023
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	$875,000	0.50%	$805,665	0.65%
Crosslink Ventures Capital C, LLC, Cl. B	12/16/20	325,000	0.18%	299,247	0.24%
Prosetta Biosciences, Inc., Series D	2/6/15	766,885	0.50%	0	0.00%
Tolero CDR	2/6/17	227,341	0.18%	297,569	0.25%
Total				$1,402,481	1.14%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited)

COMMON STOCKS—95.3%	SHARES	VALUE
AEROSPACE & DEFENSE—3.9%
HEICO Corp.	18,802	$3,044,608
Hexcel Corp.	13,942	908,182
Mercury Systems, Inc.*	47,923	1,777,464
		5,730,254
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Capri Holdings Ltd.*	33,946	1,785,899
APPAREL RETAIL—0.8%
Victoria’s Secret & Co.*	69,753	1,163,480
APPLICATION SOFTWARE—23.2%
ACI Worldwide, Inc.*	30,112	679,327
Alteryx, Inc., Cl. A*	12,390	466,979
AppFolio, Inc., Cl. A*	11,607	2,119,786
Bill.com Holdings, Inc.*	10,950	1,188,841
Blackbaud, Inc.*	27,285	1,918,681
Blackline, Inc.*	31,030	1,721,234
Everbridge, Inc.*	49,203	1,103,131
Guidewire Software, Inc.*	23,126	2,081,340
HubSpot, Inc.*	7,232	3,561,760
Manhattan Associates, Inc.*	31,441	6,214,628
Q2 Holdings, Inc.*	57,411	1,852,653
Smartsheet, Inc., Cl. A*	25,678	1,038,932
Sprout Social, Inc., Cl. A*	32,486	1,620,402
SPS Commerce, Inc.*	35,819	6,111,080
Vertex, Inc., Cl. A*	92,716	2,141,740
		33,820,514
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Affiliated Managers Group, Inc.	8,034	1,047,152
AUTOMOTIVE PARTS & EQUIPMENT—0.0%
Atmus Filtration Technologies, Inc.*	2,155	44,932
BIOTECHNOLOGY—9.2%
ACELYRIN, Inc.*	13,017	132,383
ADMA Biologics, Inc.*	228,093	816,573
Akero Therapeutics, Inc.*	15,832	800,782
Arcus Biosciences, Inc.*	17,511	314,322
Bridgebio Pharma, Inc.*	25,267	666,291
Cabaletta Bio, Inc.*	123,044	1,872,730
ImmunoGen, Inc.*	45,683	724,989
Immunovant, Inc.*	47,894	1,838,651
Karuna Therapeutics, Inc.*	6,896	1,166,045
Krystal Biotech, Inc.*	5,979	693,564
MoonLake Immunotherapeutics, Cl. A*	29,674	1,691,418
Morphic Holding, Inc.*	15,920	364,727
Natera, Inc.*	425	18,806
Nuvalent, Inc., Cl. A*	17,705	813,899
RAPT Therapeutics, Inc.*	19,027	316,229
Vaxcyte, Inc.*	24,085	1,227,853
		13,459,262

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.3% (CONT.)	SHARES	VALUE
BROADLINE RETAIL—0.0%
Ollie’s Bargain Outlet Holdings, Inc.*	478	$36,892
BUILDING PRODUCTS—0.3%
The AZEK Co., Inc., Cl. A*	15,562	462,814
CONSTRUCTION MATERIALS—0.5%
Summit Materials, Inc., Cl. A*	20,959	652,663
CONSUMER STAPLES MERCHANDISE RETAIL—1.6%
BJ’s Wholesale Club Holdings, Inc.*	33,249	2,372,981
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
908 Devices, Inc.*	207,424	1,381,444
Novanta, Inc.*	224	32,130
		1,413,574
ENVIRONMENTAL & FACILITIES SERVICES—0.0%
Casella Waste Systems, Inc., Cl. A*	348	26,552
FOOTWEAR—0.6%
On Holding AG, Cl. A*	31,735	882,868
HEALTHCARE DISTRIBUTORS—0.4%
PetIQ, Inc., Cl. A*	27,367	539,130
HEALTHCARE EQUIPMENT—5.1%
Glaukos Corp.*	912	68,628
Impulse Dynamics PLC, Class E*,@,(a)	483,655	1,378,417
Inmode Ltd.*	52,831	1,609,232
Insulet Corp.*	11,242	1,792,987
QuidelOrtho Corp.*	21,037	1,536,542
Shockwave Medical, Inc.*	2,710	539,561
Tandem Diabetes Care, Inc.*	20,983	435,817
		7,361,184
HEALTHCARE SERVICES—0.6%
Guardant Health, Inc.*	12,480	369,907
Privia Health Group, Inc.*	21,060	484,380
		854,287
HEALTHCARE SUPPLIES—1.9%
Neogen Corp.*	145,631	2,699,999
HEALTHCARE TECHNOLOGY—2.2%
Doximity, Inc., Cl. A*	8,144	172,816
Veeva Systems, Inc., Cl. A*	15,144	3,081,047
		3,253,863
HOMEBUILDING—0.9%
Skyline Champion Corp.*	21,375	1,362,015
HOMEFURNISHING RETAIL—0.6%
RH*	3,389	895,916
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.5%
Paycom Software, Inc.	8,495	2,202,499

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.3% (CONT.)	SHARES	VALUE
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—2.7%
Gates Industrial Corp., PLC*	88,414	$1,026,486
RBC Bearings, Inc.*	6,936	1,623,926
The Middleby Corp.*	10,420	1,333,760
		3,984,172
INTERACTIVE HOME ENTERTAINMENT—1.5%
Take-Two Interactive Software, Inc.*	15,090	2,118,485
INTERACTIVE MEDIA & SERVICES—0.6%
Bumble, Inc., Cl. A*	61,980	924,742
LEISURE FACILITIES—0.7%
Planet Fitness, Inc., Cl. A*	20,418	1,004,157
LIFE SCIENCES TOOLS & SERVICES—6.3%
Bio-Techne Corp.	54,970	3,741,808
CryoPort, Inc.*	64,866	889,313
ICON PLC*	8,720	2,147,300
MaxCyte, Inc.*	85,709	267,412
Mesa Laboratories, Inc.	5,905	620,438
Repligen Corp.*	9,906	1,575,153
		9,241,424
MANAGED HEALTHCARE—2.5%
HealthEquity, Inc.*	49,470	3,613,784
MOVIES & ENTERTAINMENT—1.8%
Live Nation Entertainment, Inc.*	31,139	2,585,783
OIL & GAS EQUIPMENT & SERVICES—1.0%
ChampionX Corp.	42,335	1,507,973
OIL & GAS EXPLORATION & PRODUCTION—5.3%
Magnolia Oil & Gas Corp., Cl. A	333,906	7,649,786
PERSONAL CARE PRODUCTS—1.0%
e.l.f Beauty, Inc.*	7,287	800,331
Oddity Tech Ltd., Cl. A*	22,105	626,677
		1,427,008
PHARMACEUTICALS—2.2%
CymaBay Therapeutics, Inc.*	76,024	1,133,518
Pliant Therapeutics, Inc.*	23,511	407,680
Structure Therapeutics, Inc.*,#	24,995	1,260,248
Ventyx Biosciences, Inc.*	11,126	386,406
		3,187,852
REGIONAL BANKS—0.5%
Webster Financial Corp.	19,508	786,367
RESTAURANTS—5.3%
Cava Group, Inc.*	9,444	289,270
Kura Sushi USA, Inc., Cl. A*	25,064	1,657,232
Shake Shack, Inc., Cl. A*	30,534	1,773,109
Wingstop, Inc.	22,481	4,042,983
		7,762,594

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.3% (CONT.)	SHARES	VALUE
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.4%
SolarEdge Technologies, Inc.*	4,397	$569,455
SEMICONDUCTORS—1.9%
Impinj, Inc.*	316	17,389
Rambus, Inc.*	14,073	785,133
Universal Display Corp.	12,336	1,936,629
		2,739,151
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.3%
Celsius Holdings, Inc.*	10,903	1,870,955
SPECIALTY CHEMICALS—1.8%
Balchem Corp.	21,280	2,639,571
SYSTEMS SOFTWARE—0.4%
Rapid7, Inc.*	12,630	578,201
TRADING COMPANIES & DISTRIBUTORS—0.4%
SiteOne Landscape Supply, Inc.*	129	21,085
Xometry, Inc., Cl. A*	27,949	474,574
		495,659
TRANSACTION & PAYMENT PROCESSING SERVICES—1.5%
DLocal Ltd., Cl. A*	74,427	1,426,766
Marqeta, Inc., Cl. A*	126,785	758,174
		2,184,940
TOTAL COMMON STOCKS
(Cost $107,251,184)		138,940,789
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	85,998	–
(Cost $386,991)		–
RIGHTS—0.1%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Tolero CDR*,@,(a),(c)	287,830	201,481
(Cost $155,594)		201,481
SPECIAL PURPOSE VEHICLE—1.1%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Crosslink Ventures Capital C, LLC, Cl. A*,@,(a),(b)		1,289,064
Crosslink Ventures Capital C, LLC, Cl. B*,@,(a),(b)		276,228
		1,565,292
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,700,000)		1,565,292
Total Investments
(Cost $109,493,769)	96.5%	$140,707,562
Affiliated Securities (Cost $2,086,991)		1,565,292
Unaffiliated Securities (Cost $107,406,778)		139,142,270
Other Assets in Excess of Liabilities	3.5%	5,072,495
NET ASSETS	100.0%	$145,780,057

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Portfolio in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
#	American Depositary Receipts.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 9/30/2023
Crosslink Ventures Capital C, LLC, Cl. A	10/2/20	$1,400,000	0.49%	$1,289,064	0.88%
Crosslink Ventures Capital C, LLC, Cl. B	12/16/20	300,000	0.10%	276,228	0.19%
Impulse Dynamics PLC, Class E	2/11/22	1,596,062	0.71%	1,378,417	0.95%
Prosetta Biosciences, Inc., Series D	2/6/15	386,991	0.10%	0	0.00%
Tolero CDR	2/6/17	155,594	0.08%	201,481	0.14%
Total				$3,145,190	2.16%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited)

COMMON STOCKS—66.9%	SHARES	VALUE
AEROSPACE & DEFENSE—1.1%
General Dynamics Corp.	607	$134,129
RTX Corp.	2,506	180,357
TransDigm Group, Inc.*	286	241,135
		555,621
APPLICATION SOFTWARE—0.8%
Adobe, Inc.*	803	409,450
ASSET MANAGEMENT & CUSTODY BANKS—2.1%
BlackRock, Inc., Cl. A	831	537,233
Blackstone, Inc.	4,076	436,702
The Carlyle Group, Inc.	4,029	121,515
		1,095,450
BIOTECHNOLOGY—2.2%
AbbVie, Inc.	5,506	820,724
Amgen, Inc.	731	196,464
Gilead Sciences, Inc.	2,169	162,545
		1,179,733
BROADLINE RETAIL—1.6%
Amazon.com, Inc.*	6,703	852,085
BUILDING PRODUCTS—0.3%
Johnson Controls International PLC	3,333	177,349
CABLE & SATELLITE—0.9%
Comcast Corp., Cl. A	10,272	455,460
COMMODITY CHEMICALS—0.2%
Dow, Inc.	2,203	113,587
COMMUNICATIONS EQUIPMENT—0.8%
Cisco Systems, Inc.	8,108	435,886
CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	1,685	177,262
CONSUMER STAPLES MERCHANDISE RETAIL—0.6%
Walmart, Inc.	2,062	329,776
COPPER—0.4%
Southern Copper Corp.	3,046	229,333
DIVERSIFIED BANKS—2.8%
Bank of America Corp.	14,212	389,125
JPMorgan Chase & Co.	7,560	1,096,351
		1,485,476
ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	3,710	212,546
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp. PLC	3,047	649,864
FINANCIAL EXCHANGES & DATA—0.7%
CME Group, Inc., Cl. A	1,948	390,028
FOOD DISTRIBUTORS—0.4%
Sysco Corp.	2,852	188,375

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—66.9% (CONT.)	SHARES	VALUE
GOLD—0.2%
Newmont Corp.	2,982	$110,185
HEALTHCARE DISTRIBUTORS—0.2%
Cardinal Health, Inc.	1,132	98,280
HEALTHCARE EQUIPMENT—0.4%
Medtronic PLC	2,865	224,501
HOME IMPROVEMENT RETAIL—1.8%
The Home Depot, Inc.	3,055	923,099
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	3,979	580,377
INDUSTRIAL CONGLOMERATES—1.2%
Honeywell International, Inc.	3,528	651,763
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	1,507	427,084
INTEGRATED OIL & GAS—3.1%
Chevron Corp.	4,198	707,867
Exxon Mobil Corp.	5,233	615,296
TotalEnergies SE#	4,927	323,999
		1,647,162
INTEGRATED TELECOMMUNICATION SERVICES—0.6%
Verizon Communications, Inc.	10,096	327,211
INTERACTIVE MEDIA & SERVICES—5.3%
Alphabet, Inc., Cl. A*	9,753	1,276,278
Alphabet, Inc., Cl. C*	7,838	1,033,440
Meta Platforms, Inc., Cl. A*	1,578	473,731
		2,783,449
INVESTMENT BANKING & BROKERAGE—1.5%
Morgan Stanley	9,912	809,513
LEISURE FACILITIES—0.3%
Vail Resorts, Inc.	783	173,740
MANAGED HEALTHCARE—2.1%
UnitedHealth Group, Inc.	2,204	1,111,235
MULTI-LINE INSURANCE—0.4%
The Hartford Financial Services Group, Inc.	2,582	183,090
MULTI-UTILITIES—0.7%
Consolidated Edison, Inc.	2,316	198,088
Sempra	2,872	195,382
		393,470
OIL & GAS EXPLORATION & PRODUCTION—0.4%
Pioneer Natural Resources Co.	887	203,611
OIL & GAS STORAGE & TRANSPORTATION—0.3%
ONEOK, Inc.	2,628	166,694
PERSONAL CARE PRODUCTS—0.2%
Kenvue, Inc.	4,341	87,167

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

COMMON STOCKS—66.9% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—4.7%
AstraZeneca PLC#	5,015	$339,616
Bristol-Myers Squibb Co.	2,952	171,334
Eli Lilly & Co.	1,039	558,078
GSK PLC#	3,326	120,567
Johnson & Johnson	3,500	545,125
Merck & Co., Inc.	2,724	280,436
Novartis AG#	2,108	214,721
Pfizer, Inc.	6,956	230,731
		2,460,608
RAIL TRANSPORTATION—0.5%
Union Pacific Corp.	1,184	241,098
RESTAURANTS—1.1%
McDonald’s Corp.	1,186	312,440
Starbucks Corp.	2,764	252,270
		564,710
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.1%
KLA Corp.	2,436	1,117,296
SEMICONDUCTORS—3.9%
Broadcom, Inc.	1,503	1,248,362
QUALCOMM, Inc.	4,759	528,534
Taiwan Semiconductor Manufacturing Co., Ltd.#	2,951	256,442
		2,033,338
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.0%
PepsiCo, Inc.	3,594	608,967
The Coca-Cola Co.	7,503	420,018
		1,028,985
SYSTEMS SOFTWARE—7.1%
Microsoft Corp.	10,976	3,465,672
Oracle Corp.	2,382	252,301
		3,717,973
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	18,763	3,212,413
TOBACCO—0.8%
Altria Group, Inc.	5,538	232,873
Philip Morris International, Inc.	2,015	186,549
		419,422
TRANSACTION & PAYMENT PROCESSING SERVICES—1.2%
Visa, Inc., Cl. A	2,698	620,567
TOTAL COMMON STOCKS
(Cost $15,868,308)		35,255,322
MASTER LIMITED PARTNERSHIP—0.5%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP	4,434	240,278
(Cost $147,024)		240,278

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—2.4%	SHARES	VALUE
HEALTHCARE—0.4%
Welltower, Inc.	2,974	$243,630
INDUSTRIAL—0.3%
Prologis, Inc.	1,262	141,609
MORTGAGE—0.3%
Blackstone Mortgage Trust, Inc., Cl. A	8,260	179,655
RETAIL—0.5%
Simon Property Group, Inc.	2,371	256,139
SPECIALIZED—0.9%
Crown Castle, Inc.	3,235	297,717
Lamar Advertising Co., Cl. A	2,052	171,281
		468,998
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,270,327)		1,290,031
CORPORATE BONDS—27.5%	PRINCIPAL AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—1.8%
John Deere Capital Corp., 2.125%, 3/7/25	1,000,000	953,100
APPLICATION SOFTWARE—1.8%
Salesforce, Inc., 0.625%, 7/15/24	1,000,000	961,334
AUTOMOBILE MANUFACTURERS—0.8%
General Motors Financial Co., Inc., 1.5%, 6/10/26	500,000	442,120
BIOTECHNOLOGY—1.8%
AbbVie, Inc., 3.6%, 5/14/25	1,000,000	967,020
BROADLINE RETAIL—0.9%
Amazon.com, Inc., 4.55%, 12/1/27	500,000	490,026
CONSUMER FINANCE—1.0%
American Express Co., 5.85%, 11/5/27	500,000	503,870
CONSUMER STAPLES MERCHANDISE RETAIL—0.9%
Walmart, Inc., 3.9%, 9/9/25	500,000	487,629
DIVERSIFIED BANKS—1.9%
Wells Fargo & Co., 3.3%, 9/9/24	1,000,000	975,110
HEALTHCARE SERVICES—0.9%
Haleon UK Capital PLC, 3.125%, 3/24/25(a)	500,000	480,444
HOME IMPROVEMENT RETAIL—0.9%
The Home Depot, Inc., 2.7%, 4/15/25	500,000	480,357
LIFE SCIENCES TOOLS & SERVICES—1.0%
Thermo Fisher Scientific, Inc., 0.797%, 10/18/23	500,000	498,927
MANAGED HEALTHCARE—1.8%
UnitedHealth Group, Inc., 3.7%, 5/15/27	1,000,000	948,447
MULTI-UTILITIES—1.0%
Sempra, 5.4%, 8/1/26	500,000	495,053
PACKAGED FOODS & MEATS—1.0%
Nestle Holdings, Inc., 0.606%, 9/14/24(a)	550,000	524,704

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2023 (Unaudited) (Continued)

CORPORATE BONDS—27.5% (CONT.)	PRINCIPAL AMOUNT	VALUE
RESTAURANTS—1.0%
McDonald’s Corp., 4.8%, 8/14/28	500,000	$489,430
Starbucks Corp. , 5.762%, 2/14/24+
(1-Day SOFR + 0.42%)	500,000	499,977
		987,407
SEMICONDUCTOR MATERIALS & EQUIPMENT—0.9%
KLA Corp., 4.65%, 11/1/24	500,000	493,391
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.9%
PepsiCo, Inc., 4.45%, 5/15/28	500,000	491,065
SPECIALIZED—2.2%
Crown Castle, Inc., 3.2%, 9/1/24	1,200,000	1,169,760
SPECIALTY CHEMICALS—1.0%
Ecolab, Inc., 5.25%, 1/15/28	500,000	499,533
SYSTEMS SOFTWARE—1.0%
Oracle Corp., 5.8%, 11/10/25	500,000	502,026
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.1%
Apple, Inc., 1.125%, 5/11/25	1,200,000	1,122,795
TOTAL CORPORATE BONDS
(Cost $15,007,867)		14,476,118
SHORT—TERM INVESTMENTS—1.9%	SHARES	VALUE
U.S. GOVERNMENT—1.9%
U.S. Treasury Bill, 0.00%, 11/16/23	1,000,000	993,172
(Cost $993,172)		993,172
Total Investments
(Cost $33,286,698)	99.2%	$52,254,921
Unaffiliated Securities (Cost $33,286,698)		52,254,921
Other Assets in Excess of Liabilities	0.8%	419,863
NET ASSETS	100.0%	$52,674,784

*	Non-income producing security.
#	American Depositary Receipts.
(a)
Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers. These securities represent 1.9% of the net assets of the Portfolio.

+	Variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2023.

Abbreviations:
SOFR – Secured Overnight Financing Rate
See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Portfolios (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund operates as a series company currently offering six series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Portfolio’s investment objectives are capital appreciation and current income; and it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio offers Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger Large Cap Growth Portfolio, Alger Growth & Income Portfolio, Alger Mid Cap Growth Portfolio, Alger Small Cap Growth Portfolio and Alger Balanced Portfolio offer only Class I-2 shares.

On May 23, 2023, the Board of Trustees (the “Board”) approved the transition of the Fund’s custodian and administrator from Brown Brothers Harriman & Company (the “Custodian”) to The Bank of New York Mellon. This change is anticipated to become effective in early 2024.

On May 23, 2023, the Board approved a Plan of Reorganization (the “Plan”) adopted with respect to Alger Weatherbie Specialized Growth Portfolio and the Alger Small Cap Growth Portfolio. The Plan provided for the transfer of Alger Weatherbie Specialized Growth Portfolio’s assets to the Alger Small Cap Growth Portfolio in a tax-free exchange for shares of the Alger Small Cap Growth Portfolio and the assumption by the Alger Small Cap Growth Portfolio of Alger Weatherbie Specialized Growth Portfolio’s stated liabilities, the distribution of such shares of the Alger Small Cap Growth Portfolio to Alger Weatherbie Specialized Growth Portfolio shareholders and the subsequent termination of Alger Weatherbie Specialized Growth Portfolio (the “Reorganization”). Because the Reorganization satisfies the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), in accordance with the Fund’s Amended and Restated Agreement and Declaration of Trust, and applicable Massachusetts state and U.S. federal law (including Rule 17a-8), the Reorganization may be effected without the approval of shareholders of either fund. The Reorganization became effective after the close of business on September 29, 2023.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

After the close of business on September 29, 2023, the Alger Small Cap Growth Portfolio acquired substantially all of the assets and liabilities of the Alger Weatherbie Specialized Growth Portfolio in exchange for Class I-2 shares of the Alger Small Cap Growth Portfolio, which were distributed to the Alger Weatherbie Specialized Growth Portfolio’s shareholders. The investment portfolio of the Alger Weatherbie Specialized Growth Portfolio, with a fair value of $402,901 and identified cost of $397,989 as of the date of the Reorganization, was the principal asset acquired by the Alger Small Cap Growth Portfolio. The acquisition was accomplished by a tax-free exchange of 922,358 shares of the Alger Weatherbie Specialized Growth Portfolio, valued at $1,171,719 for 79,217 shares of the Alger Small Cap Growth Portfolio. The net assets of the Alger Weatherbie Specialized Growth Portfolio and the Alger Small Cap Growth Portfolio immediately before the acquisition were $1,171,719 (including $4,912 of net unrealized appreciation) and $144,564,758, respectively. The combined net assets of the Alger Small Cap Growth Portfolio immediately following the acquisition were $145,736,477. For financial reporting purposes, assets received, and shares issued by the Alger Small Cap Growth Portfolio were recorded at fair value; however the cost basis of the investments received from the Alger Weatherbie Specialized Growth Portfolio was carried forward to align ongoing reporting of Alger Small Cap Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the 1940 Act, the Portfolios’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Portfolios to assist in performing the duties and responsibilities of the Valuation Designee.

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Portfolios. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Portfolios would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Portfolios may significantly differ from the valuations that would have been assigned by the Portfolios had there been an active market for such securities.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of September 30, 2023, in valuing the Portfolios’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$54,335,625	$54,335,625	$—	$—
Consumer Discretionary	55,094,598	52,674,607	2,419,991	—
Energy	13,523,161	13,523,161	—	—
Financials	22,635,852	22,635,852	—	—
Healthcare	52,554,301	52,554,301	—	—
Industrials	25,947,984	25,947,984	—	—
Information Technology	146,134,933	146,134,933	—	—
Materials	9,610,361	9,610,361	—	—
TOTAL COMMON STOCKS	$379,836,815	$377,416,824	$2,419,991	$—
PREFERRED STOCKS
Information Technology	252,242	—	—	252,242
SPECIAL PURPOSE VEHICLE
Information Technology	437,361	—	—	437,361
TOTAL INVESTMENTS IN SECURITIES	$380,526,418	$377,416,824	$2,419,991	$689,603

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	21,544,234	21,544,234	—	—
Consumer Discretionary	48,300,895	48,300,895	—	—
Energy	11,390,637	11,390,637	—	—
Financials	11,732,589	11,732,589	—	—
Healthcare	39,716,372	36,192,659	3,523,713	—
Industrials	28,288,508	28,288,508	—	—
Information Technology	81,135,146	81,135,146	—	—
Materials	2,491,614	2,491,614	—	—
Real Estate	5,749,539	5,749,539	—	—
TOTAL COMMON STOCKS	$250,349,534	$246,825,821	$3,523,713	$—
EXCHANGE TRADED FUNDS
Exchange Traded Funds	5,157,476	5,157,476	—	—
MUTUAL FUNDS
Mutual Funds	5,521,982	5,521,982	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,749,444	—	—	1,749,444
TOTAL INVESTMENTS IN SECURITIES	$262,778,436	$257,505,279	$3,523,713	$1,749,444

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	3,354,611	3,354,611	—	—
Consumer Discretionary	2,530,154	2,530,154	—	—
Consumer Staples	2,462,220	2,462,220	—	—
Energy	1,888,013	1,888,013	—	—
Financials	4,292,870	4,292,870	—	—
Healthcare	4,836,420	4,836,420	—	—
Industrials	2,154,898	2,154,898	—	—
Information Technology	10,111,104	10,111,104	—	—
Materials	816,532	816,532	—	—
Utilities	591,044	591,044	—	—
TOTAL COMMON STOCKS	$33,037,866	$33,037,866	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	219,741	219,741	—	—
REAL ESTATE INVESTMENT TRUST
Financials	169,541	169,541	—	—
Real Estate	1,046,871	1,046,871	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,216,412	$1,216,412	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$34,474,019	$34,474,019	$—	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2		LEVEL 3
COMMON STOCKS
Communication Services	6,121,074		6,121,074	—		—
Consumer Discretionary	13,520,425		13,520,425	—		—
Consumer Staples	1,675,839		1,675,839	—		—
Energy	3,919,084		3,919,084	—		—
Financials	9,564,726		9,564,726	—		—
Healthcare	21,259,208		21,259,208	—		—
Industrials	21,624,995		21,624,995	—		—
Information Technology	30,430,407		30,430,407	—		—
Materials	2,382,015		2,382,015	—		—
Real Estate	6,069,287		6,069,287	—		—
TOTAL COMMON STOCKS	$116,567,060		$116,567,060	$—		$—
EXCHANGE TRADED FUNDS
Exchange Traded Funds	3,873,218		3,873,218	—		—
PREFERRED STOCKS
Healthcare	—	*	—	—		—	*
WARRANTS
Information Technology	—	**	—	—	**	—
RIGHTS
Healthcare	297,569		—	—		297,569
SPECIAL PURPOSE VEHICLE
Information Technology	1,104,912		—	—		1,104,912
TOTAL INVESTMENTS IN SECURITIES	$121,842,759		$120,440,278	$—		$1,402,481

Alger Small Cap Growth Portfolio	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	5,629,010		5,629,010	—	—
Consumer Discretionary	14,938,753		14,938,753	—	—
Consumer Staples	5,670,944		5,670,944	—	—
Energy	9,157,759		9,157,759	—	—
Financials	4,018,459		4,018,459	—	—
Healthcare	44,210,785		42,832,368	—	1,378,417
Industrials	12,901,950		12,901,950	—	—
Information Technology	39,120,895		39,120,895	—	—
Materials	3,292,234		3,292,234	—	—
TOTAL COMMON STOCKS	$138,940,789		$137,562,372	$—	$1,378,417
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	201,481		—	—	201,481
SPECIAL PURPOSE VEHICLE
Information Technology	1,565,292		—	—	1,565,292
TOTAL INVESTMENTS IN SECURITIES	$140,707,562		$137,562,372	$—	$3,145,190

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	3,566,120	3,566,120	—	—
Consumer Discretionary	2,690,896	2,690,896	—	—
Consumer Staples	2,634,102	2,634,102	—	—
Energy	2,017,467	2,017,467	—	—
Financials	4,584,124	4,584,124	—	—
Healthcare	5,074,357	5,074,357	—	—
Industrials	2,275,695	2,275,695	—	—
Information Technology	10,926,356	10,926,356	—	—
Materials	880,189	880,189	—	—
Utilities	606,016	606,016	—	—
TOTAL COMMON STOCKS	$35,255,322	$35,255,322	$—	$—
MASTER LIMITED PARTNERSHIP
Energy	240,278	240,278	—	—
REAL ESTATE INVESTMENT TRUST
Financials	179,655	179,655	—	—
Real Estate	1,110,376	1,110,376	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$1,290,031	$1,290,031	$—	$—
CORPORATE BONDS
Consumer Discretionary	1,912,480	—	1,912,480	—
Consumer Staples	1,503,398	—	1,503,398	—
Financials	1,478,980	—	1,478,980	—
Healthcare	2,894,838	—	2,894,838	—
Industrials	953,100	—	953,100	—
Information Technology	3,079,546	—	3,079,546	—
Materials	499,533	—	499,533	—
Real Estate	1,169,760	—	1,169,760	—
U.S. Government & Agency	489,430	—	489,430	—
Utilities	495,053	—	495,053	—
TOTAL CORPORATE BONDS	$14,476,118	$—	$14,476,118	$—
SHORT-TERM INVESTMENTS
U.S. Government	993,172	—	993,172	—
TOTAL INVESTMENTS IN SECURITIES	$52,254,921	$36,785,631	$15,469,290	$—

* Alger Mid Cap Growth Portfolio’s and Alger Small Cap Growth Portfolio’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2023.
** Alger Mid Cap Growth Portfolio’s holdings of Constellation Software, Inc. warrants expiring 3/31/40, are classified as a Level 2 investment and are fair valued at zero as of September 30, 2023.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2023	$255,052
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,810)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	252,242
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$(2,810)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2023	$442,225
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(4,864)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	437,361
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$(4,864)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2023	$1,768,900
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(19,456)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	1,749,444
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$(19,456)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2023	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2023	$272,063
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	25,506
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	297,569
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$25,506

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2023	$1,117,200
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(12,288)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	1,104,912
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$(12,288)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2023	$1,596,062
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(217,645)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	1,378,417
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$(217,645)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2023	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2023	$184,211
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	17,270
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	201,481
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$17,270

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Special Purpose Vehicle
Opening balance at January 1, 2023	$1,582,700
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(17,408)
Purchases and sales
Purchases	—
Sales	—
Closing balance at September 30, 2023	1,565,292
Net change in unrealized appreciation (depreciation) attributable to investments still held at September 30, 2023	$(17,408)

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2023.

The following table provides quantitative information about each Portfolios’ Level 3 fair value measurements of each Portfolios’ investments as of September 30, 2023. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Portfolio’s fair value measurements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value September 30, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Portfolio
Preferred Stocks	$252,242		Market Approach	Revenue Multiple	12.00x–14.00x	N/A
Special Purpose Vehicle	437,361		Market Approach	Revenue Multiple	12.00x–14.00x	N/A
Alger Large Cap Growth Portfolio
Special Purpose Vehicle	$1,749,444		Market Approach	Revenue Multiple	12.00x–14.00x	N/A
Alger Mid Cap Growth Portfolio
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	297,569		Income Approach	Discount Rate Probability of Success	7.95%-9.34% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	1,104,912		Market Approach	Revenue Multiple	12.00x–14.00x	N/A N/A
Alger Small Cap Growth Portfolio
Common Stocks	$1,378,417		Market Approach	Revenue Multiple	6.31x-8.31x	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	201,481		Income Approach	Discount Rate Probability of Success	7.95%-9.34% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	1,565,292		Market Approach	Revenue Multiple	12.00x–14.00x	N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2023.

The significant unobservable inputs used in the fair value measurement of the Portfolios’ securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Portfolios’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents
Alger Capital Appreciation Portfolio	$7,994,246	$–	$7,994,246	$–
Alger Large Cap Growth Portfolio	3,502,694	–	3,502,694	–
Bank overdraft	(216)	(216)	–	–
Alger Growth & Income Portfolio	14,395	–	14,395	–
Alger Mid Cap Growth Portfolio	1,478,689	9,124	1,469,565	–
Alger Small Cap Growth Portfolio	4,819,720	–	4,819,720	–
Alger Balanced Portfolio	293,348	–	293,348	–

NOTE 4 — Affiliated Securities:

During the nine-month period ended September 30, 2023, as disclosed in the following table, certain Portfolios held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Portfolios for purposes of the 1940 Act. Transactions during the nine-month period ended September 30, 2023 with such affiliated persons are summarized below. During this period, other Portfolios in the Fund may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at December 31, 2022	Shares Purchased	Shares Sold	Shares Held at September 30, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2023
Alger Capital Appreciation Portfolio
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					$—	$—	$53,637	$495,862
Total					$—	$—	$53,637	$495,862

Security	Shares Held at December 31, 2022	Shares Purchased	Shares Sold	Shares Held at September 30, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2023
Alger Large Cap Growth Portfolio
Common Stocks
Alger 35 ETF	364,137	—	(8,449)	355,688	—	(36,106)	569,840	5,157,476
Alger 35 Fund, Cl. Z	559,471	—	—	559,471	—	—	481,145	5,521,982
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					—	—	(19,456)	1,749,444
Total					$—	$(36,106)	$1,031,529	$12,428,902

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at December 31, 2022	Shares Purchased	Shares Sold	Shares Held at September 30, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2023
Alger Mid Cap Growth Portfolio
Common Stocks
Alger Mid Cap 40 ETF	335,165	—	(15,611)	319,554	—	(135,575)	328,735	3,873,218
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	170,419	—	—	170,419	—	—	—	—	*
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					—	—	(8,960)	805,665
Crosslink Ventures Capital C, LLC, Cl. B***					—	—	(3,328)	299,247
Total					$—	$(135,575)	$316,447	$4,978,130

Security	Shares Held at December 31, 2022	Shares Purchased/ Acquired	Shares Sold	Shares Held at September 30, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at September 30, 2023
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	75,383	10,615	—	85,998	—	—	(47,768)	—	*
Special Purpose Vehicle
Crosslink Ventures Capital C, LLC, Cl. A***					—	—	(14,336)	1,289,064
Crosslink Ventures Capital C, LLC, Cl. B***					—	—	(3,072)	276,228
Total					$—	$—	$(65,176)	$1,565,292

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of September 30, 2023.
** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Portfolios because the Portfolios and Prosetta Biosciences, Inc., Series D are under common control.
*** The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures Capital C, LLC, Class A and Crosslink Ventures Capital C, LLC, Class B. There were no capital increases or decreases for the period ended September 30, 2023.